Quarterly Report
June 30, 2020
MFS®  Tennessee
Municipal Bond Fund

Portfolio of Investments
6/30/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.0%
Airport Revenue – 6.8%
Memphis-Shelby County, TN, Airport Authority Facilities Rev., 5%, 7/01/2037	$1,000,000	$1,159,600
Memphis-Shelby County, TN, Airport Authority Facilities Rev., “A”, ASSD GTY, 5%, 7/01/2039	1,000,000	1,003,590
Memphis-Shelby County, TN, Airport Authority Facilities Rev., “D”, 5%, 7/01/2025	1,000,000	1,040,100
Metropolitan Government of Nashville, TN, Airport Authority Improvement Rev., “B”, 5%, 7/01/2035	1,100,000	1,256,585
Metropolitan Nashville Airport Authority, TN, Airport Rev., “B”, 5%, 7/01/2049	1,000,000	1,213,500
Metropolitan Nashville Airport Authority, TN, Airport Rev., “B”, 5%, 7/01/2054	1,000,000	1,207,930
		$6,881,305
General Obligations - General Purpose – 12.0%
Bedford County, TN, General Obligation Refunding Rev., BAM, 5%, 4/01/2023	$1,190,000	$1,339,976
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	245,000	234,668
Chicago, IL, General Obligation (Neighborhood Alive 21 Program), “B”, 5.5%, 1/01/2037	45,000	47,991
Chicago, IL, General Obligation Refunding Project, “A”, 5.25%, 1/01/2030	30,000	31,613
Chicago, IL, General Obligation, “A”, 5%, 1/01/2025	145,000	154,603
Chicago, IL, General Obligation, “A”, 5%, 1/01/2026	40,000	43,080
Chicago, IL, General Obligation, “A”, 5%, 1/01/2027	45,000	48,893
Chicago, IL, General Obligation, “A”, 5.25%, 1/01/2033	175,000	185,293
Commonwealth of Puerto Rico, General Obligation, “A”, 8%, 7/01/2035 (a)(d)	1,045,000	627,000
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5%, 7/01/2031	90,000	90,382
Jackson, TN, 5%, 6/01/2031	1,000,000	1,315,440
Memphis, TN, General Improvement, 4%, 6/01/2041	1,000,000	1,120,550
Memphis, TN, General Improvement, “B”, 5%, 4/01/2031	1,000,000	1,158,090
Memphis, TN, General Improvement, “B”, 5%, 4/01/2034	1,025,000	1,177,602
Metropolitan Government of Nashville & Davidson County, TN, 5%, 7/01/2021	1,500,000	1,503,750
Pigeon Forge, TN, Industrial Development Board, Public Facilities, 5%, 6/01/2034	1,000,000	1,033,680
Puerto Rico Public Buildings Authority Rev., “M-2”, AAC, 10%, 7/01/2035	190,000	201,685
State of Illinois, 5.5%, 5/01/2039	150,000	168,782
State of Illinois, “A”, 4%, 12/01/2033	35,000	34,587
State of Tennessee, “A”, 5%, 10/01/2029 (Prerefunded 10/01/2021)	1,500,000	1,587,495
		$12,105,160
General Obligations - Schools – 2.7%
Berks County, PA, Reading School District, AGM, 5%, 3/01/2036	$25,000	$30,072
Williamson County, TN, School District, 5%, 4/01/2026	740,000	923,305
Wilson County, TN, Tenth Special School District, Limited Obligation, 4%, 4/01/2037	460,000	542,731
Wilson County, TN, Tenth Special School District, Limited Obligation, 4%, 4/01/2038	460,000	541,075
Wilson County, TN, Tenth Special School District, Limited Obligation, 4%, 4/01/2039	605,000	709,647
		$2,746,830
Healthcare Revenue - Hospitals – 17.0%
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5%, 10/01/2044	$1,000,000	$1,012,880
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5.25%, 1/01/2045	500,000	558,735
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2044	500,000	586,935
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2049	1,000,000	1,165,990
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc. Project), 6.125%, 9/01/2040 (Prerefunded 9/01/2020)	295,000	297,802
Doylestown, PA, Hospital Rev., “A”, 4%, 7/01/2045	10,000	10,479
Escambia County, FL, Health Facilities Authority Rev. (Baptist Hospital, Inc.), “A”, 6%, 8/15/2036	680,000	683,128
Greenville, TN, Health and Educational Facilities Board Hospital Rev. (Ballad Health), “A”, 4%, 7/01/2040	1,000,000	1,076,410
Jackson, TN, Hospital Refunding Rev. (Jackson-Madison County General Hospital), 4%, 4/01/2041	425,000	449,986
Jackson, TN, Hospital Rev. (Jackson-Madison County General Hospital), 5%, 4/01/2028	1,500,000	1,734,765
Jackson, TN, Hospital Rev. (Jackson-Madison County General Hospital), “A”, 5%, 4/01/2041	1,000,000	1,179,330
Knox County, TN, Health, Educational & Housing Facility Board Hospital Rev. (Covenant Health), “A”, 5%, 1/01/2033	1,000,000	1,168,940
Knox County, TN, Health, Educational & Housing Facility Board Hospital Rev. (East Tennessee Children's Hospital), 5%, 11/15/2038	1,000,000	1,202,590
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2036	750,000	847,590
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 9/01/2036	1,000,000	1,121,550

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Vanderbilt University Medical Center), “A”, 4%, 7/01/2047	$1,500,000	$1,584,345
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., 6%, 8/01/2030 (Prerefunded 8/01/2020)	60,000	60,269
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., Unrefunded Balance, 6%, 8/01/2030	25,000	25,093
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	100,000	107,972
Shelby County, TN, Health, Educational & Housing Facility Board Rev. (Methodist Healthcare), “A”, 5%, 5/01/2035	1,500,000	1,769,925
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 4%, 4/15/2043	420,000	454,020
		$17,098,734
Healthcare Revenue - Long Term Care – 1.6%
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Blakeford at Green Hills), 5%, 7/01/2037	$1,000,000	$1,011,920
Shelby County, TN, Health, Educational & Housing Facility Board, Residential Care Facility Mortgage Rev. (Village at Germantown), 5.25%, 12/01/2049	550,000	548,339
		$1,560,259
Industrial Revenue - Other – 0.5%
Port Beaumont, TX, Navigation District Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 4%, 1/01/2050 (n)	$220,000	$209,735
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 5.25%, 5/01/2044	310,000	338,331
		$548,066
Miscellaneous Revenue - Other – 2.9%
Metropolitan Government of Nashville & Davidson County, TN, Sports Authority Rev., Public Improvement, “A”, 5%, 8/01/2023	$1,205,000	$1,344,587
Metropolitan Nashville Airport Authority, Special Facilities Rev. (Aero Nashville LLC Project), 5.2%, 7/01/2026	535,000	535,235
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/2040	980,000	1,038,124
		$2,917,946
Sales & Excise Tax Revenue – 3.8%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 1/15/2030	$480,000	$480,998
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/2036	300,000	308,385
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	270,000	295,002
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2026	40,000	46,317
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2027	80,000	94,238
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2028	75,000	89,993
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2029	20,000	24,387
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2030	35,000	43,142
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2036	25,000	29,741
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2037	50,000	60,086
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2040	50,000	54,300
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	23,000	23,449
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	856,000	894,991
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	226,000	227,046
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	76,000	76,352
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	1,000	1,013
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	39,000	40,211
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	3,000	2,703
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	41,000	33,745
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	7,000	5,344
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	380,000	267,539
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	363,000	234,654
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	1,787,000	504,023
		$3,837,659
Secondary Schools – 0.4%
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2049	$250,000	$254,818
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 12/01/2042	130,000	140,968
		$395,786

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - Local – 0.6%
Montgomery County, MD, Housing Opportunities Commission Program Rev., “A”, 4%, 7/01/2049	$515,000	$571,655
Single Family Housing - State – 7.1%
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “D-1”, GNMA, 4%, 11/15/2047	$445,000	$479,483
Iowa Finance Authority, Single Family Mortgage Rev., “A”, GNMA, 4%, 7/01/2047	460,000	495,291
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “A”, 4.25%, 9/01/2049	465,000	515,727
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 3.75%, 7/01/2039	1,500,000	1,657,125
Tennessee Housing Development Agency, Residential Finance Program Rev., “3”, 3.85%, 7/01/2043	990,000	1,072,754
Tennessee Housing Development Agency, Residential Finance Program Rev., “3”, 3.75%, 1/01/2050	990,000	1,095,950
Tennessee Housing Development Agency, Residential Finance Program Rev., “4”, 2.9%, 7/01/2039	225,000	237,897
Tennessee Housing Development Agency, Residential Finance Program Rev., “4”, 4%, 7/01/2043	1,180,000	1,296,206
Tennessee Housing Development Agency, Residential Finance Program Rev., “4”, 3.05%, 7/01/2044	250,000	262,340
		$7,112,773
State & Local Agencies – 6.4%
Chattanooga, TN, Industrial Development Board, Lease Rental Rev. (Southside Redevelopment Corp.), 5%, 10/01/2024 (Prerefunded 10/01/2020)	$1,000,000	$1,011,850
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 0.984% (LIBOR - 3mo. + 0.75%), 6/01/2037	795,000	701,111
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047	385,000	455,497
New Jersey Economic Development Authority Rev., School Facilities Construction Rev., “LLL”, 5%, 6/15/2039	220,000	245,161
New Jersey Economic Development Authority Rev., School Facilities Construction Rev., “LLL”, 5%, 6/15/2044	365,000	401,683
New Jersey Economic Development Authority Rev., School Facilities Construction, “AAA”, 5%, 6/15/2026	95,000	107,275
Orangeburg County, SC, Facilities Corp. Installment Purchase Rev. (Detention Center Project), 4%, 12/01/2042	335,000	371,133
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2033	665,000	787,480
Tennessee School Board Authority, Higher Education Facilities Second Program, “A”, 5%, 11/01/2043	1,000,000	1,088,350
Tennessee School Board Authority, Higher Education Facilities Second Program, “A”, 5%, 11/01/2045	1,000,000	1,275,340
		$6,444,880
Student Loan Revenue – 0.2%
Iowa Student Loan Liquidity Corp. Rev., “B”, 3%, 12/01/2039	$45,000	$43,883
Iowa Student Loan Liquidity Corp. Rev., “B”, 3.5%, 12/01/2044	115,000	108,935
		$152,818
Tax - Other – 2.7%
Birmingham-Jefferson, AL, Civic Center Authority, “B”, 5%, 7/01/2043	$495,000	$486,461
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2035	105,000	115,457
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2036	60,000	65,609
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2046	175,000	189,170
Memphis-Shelby County, TN, Economic Development Growth Engine Industrial Development Board, Senior Tax Rev. (Graceland Project), “A”, 4.75%, 7/01/2027	300,000	299,118
Memphis-Shelby County, TN, Economic Development Growth Engine Industrial Development Board, Senior Tax Rev. (Graceland Project), “A”, 5.5%, 7/01/2037	100,000	98,268
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	230,000	230,065
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2024	260,000	281,341
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2025	25,000	27,214
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2026	415,000	452,794
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2027	380,000	414,880
		$2,660,377
Tax Assessment – 0.5%
Nashville, TN, Metropolitan Development and Housing Agency Rev. (Fifth + Broadway Development), 5.125%, 6/01/2036	$500,000	$514,940
Tobacco – 1.3%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2036	$70,000	$89,107
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	110,000	118,880
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	570,000	600,204
Illinois Railsplitter Tobacco Settlement Authority Rev., 6%, 6/01/2028 (Prerefunded 6/01/2021)	200,000	210,358

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tobacco – continued
Virgin Islands Tobacco Settlement Financing Corp., 5%, 5/15/2031	$320,000	$320,586
		$1,339,135
Toll Roads – 0.5%
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	$165,000	$175,098
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	320,000	335,002
		$510,100
Transportation - Special Tax – 4.3%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.5%, 7/01/2028	$745,000	$821,862
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2036	280,000	305,410
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	15,000	15,061
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AAC, 5.25%, 7/01/2038	765,000	793,634
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	270,000	275,308
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.5%, 7/01/2029	665,000	725,036
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2031	45,000	47,523
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2032	70,000	71,415
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2033	90,000	91,851
Metropolitan Transportation Authority Rev., NY, “E”, 4%, 9/01/2020	145,000	145,255
Metropolitan Transportation Authority Rev., NY, Anticipation Note, “B-2”, 5%, 5/15/2021	340,000	347,106
Metropolitan Transportation Authority Rev., NY, Anticipation Note, “D-1”, 5%, 9/01/2022	250,000	262,700
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	200,000	225,998
New Jersey Transportation Trust Fund Authority, Transportation System, “A”, 5.25%, 12/15/2021	55,000	57,336
New Jersey Transportation Trust Fund Authority, Transportation System, “A”, 5%, 12/15/2039	65,000	72,342
New Jersey Transportation Trust Fund Authority, Transportation System, “BB”, 5%, 6/15/2044	70,000	76,549
		$4,334,386
Universities - Colleges – 8.5%
Claiborne County, TN, Industrial Development Board Rev. (Lincoln Memorial University Project), 6.625%, 10/01/2039	$500,000	$501,335
Claiborne County, TN, Industrial Development Board Rev. (Lincoln Memorial University Project), 6.125%, 10/01/2040	250,000	251,625
Franklin County, TN, Health & Educational Facilities Board Rev. (University of the South), 5%, 9/01/2030	375,000	409,822
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Lipscomb University Project), “A”, 5%, 10/01/2041	1,000,000	1,065,560
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Lipscomb University Project), “A”, 4%, 10/01/2049	1,000,000	1,003,060
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev., Refunding & Improvement (Trevecca Nazarene University Project), 5%, 10/01/2039	200,000	216,126
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev., Refunding & Improvement (Trevecca Nazarene University Project), 5%, 10/01/2048	1,800,000	1,915,866
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/2041	120,000	123,133
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 12/01/2021	10,000	9,982
Shelby County, TN, Health, Educational & Housing Facility Board, Educational Facilities Rev. (Rhodes College), 4%, 8/01/2035	605,000	691,219
Shelby County, TN, Health, Educational & Housing Facility Board, Educational Facilities Rev. (Rhodes College), 4%, 8/01/2040	1,120,000	1,262,117
Shelby County, TN, Health, Educational & Housing Facility Board, Educational Facilities Rev. (Rhodes College), 5.5%, 8/01/2040 (Prerefunded 8/01/2021)	1,000,000	1,054,820
University of Puerto Rico Rev., “P”, NATL, 5%, 6/01/2025	15,000	15,121
		$8,519,786
Universities - Dormitories – 0.5%
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CDFI Phase I LLC, University of Tennessee at Chattanooga), 5%, 10/01/2035	$500,000	$507,795
Utilities - Cogeneration – 0.2%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	$225,000	$230,625

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – 5.5%
Clarksville, TN, Electric System Rev., “A”, 5%, 9/01/2034 (Prerefunded 9/01/2020)	$1,250,000	$1,259,400
Guam Power Authority Rev., “A”, 5.5%, 10/01/2030 (Prerefunded 10/01/2020)	300,000	303,852
Guam Power Authority Rev., “A”, 5.5%, 10/01/2040 (Prerefunded 10/01/2020)	470,000	476,035
Memphis, TN, Electric Systems Rev., 5%, 12/01/2034	1,000,000	1,169,120
Metropolitan Government of Nashville & Davidson County, TN, Electric System Rev., “A”, 5%, 5/15/2037	1,000,000	1,229,350
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	260,000	180,700
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	40,000	27,800
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	20,000	13,950
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	10,000	6,975
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	90,000	62,775
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2021 (a)(d)	100,000	69,500
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2021 (a)(d)	10,000	6,950
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2022 (a)(d)	165,000	114,675
Puerto Rico Electric Power Authority Rev., “EEE”, 6.05%, 7/01/2032 (a)(d)	50,000	34,688
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	40,000	27,800
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	40,000	27,800
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	10,000	6,950
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	130,000	90,350
Puerto Rico Electric Power Authority Rev., “V”, NATL, 5.25%, 7/01/2033	65,000	66,337
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	145,000	147,930
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2034	10,000	10,208
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	10,000	6,988
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	15,000	10,463
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2022 (a)(d)	65,000	45,012
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	70,000	48,737
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	20,000	13,950
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	60,000	41,850
		$5,500,145
Utilities - Other – 2.0%
Central Plains Energy Project, NE, Gas Project Rev. (Project No. 3), “A”, 5%, 9/01/2036	$70,000	$91,555
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2021	225,000	234,342
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	115,000	123,763
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2023	85,000	94,122
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2026	1,200,000	1,417,260
		$1,961,042
Water & Sewer Utility Revenue – 9.0%
Clarksville, TN, Water, Sewer & Gas Rev., 5%, 2/01/2029 (Prerefunded 2/01/2023)	$1,000,000	$1,119,070
Clarksville, TN, Water, Sewer & Gas Rev., 4%, 2/01/2038	500,000	577,415
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	65,000	74,042
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	110,000	127,257
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2037	135,000	155,774
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2040	380,000	435,605
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	300,000	336,108
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	120,000	143,185
Knox County, TN, Hallsdale-Powell Utility District, Waterworks & Sewer Rev., 4%, 4/01/2035	1,000,000	1,193,570
Memphis, TN, Storm Water System Rev., 5%, 10/01/2039	1,410,000	1,734,991
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Rev., 5%, 7/01/2032	2,000,000	2,248,680
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NATL, 5%, 7/01/2032	30,000	34,490
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NATL, 5%, 7/01/2036	35,000	39,739
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	20,000	22,509
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	45,000	50,442
Mississippi Development Bank Special Obligation (Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	65,000	76,326

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Wilson County, TN, West Wilson Utility District Waterworks Rev., 5%, 6/01/2030	$550,000	$662,118
		$9,031,321
Total Municipal Bonds		$97,483,523
Bonds – 0.1%
Consumer Services – 0.1%
Toll Road Investors Partnership II LP, Capital Appreciation, NATL, 0%, 2/15/2043 (n)	$400,000	$119,247
Investment Companies (h) – 1.6%
Money Market Funds – 1.6%
MFS Institutional Money Market Portfolio, 0.17% (v)	1,627,307	$1,627,469

Other Assets, Less Liabilities – 1.3%		1,313,862
Net Assets – 100.0%		$100,544,101
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,627,469 and $97,602,770, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $328,982, representing 0.3% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
GNMA	Government National Mortgage Assn.
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guarantee Corp.
Derivative Contracts at 6/30/20
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond	Short	USD	5	$892,813	September – 2020	$(4,862)
At June 30, 2020, the fund had cash collateral of $25,000 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
6/30/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of June 30, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$97,483,523	$—	$97,483,523
U.S. Corporate Bonds	—	119,247	—	119,247
Mutual Funds	1,627,469	—	—	1,627,469
Total	$1,627,469	$97,602,770	$—	$99,230,239
Other Financial Instruments
Futures Contracts – Liabilities	$(4,862)	$—	$—	$(4,862)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,471,518	$4,783,596	$4,627,547	$(210)	$112	$1,627,469

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,337	$—
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of June 30, 2020, are as follows:
Tennessee	71.2%
Puerto Rico	9.2%
Guam	3.1%
New York	1.8%
Illinois	1.6%
Maryland	1.6%
Pennsylvania	1.5%
New Jersey	1.3%
Florida	0.9%
Alabama	0.8%
Ohio	0.8%
South Carolina	0.8%
Iowa	0.7%
Virigina	0.6%
Colorado	0.5%
Connecticut	0.5%
Texas	0.4%
Georgia	0.3%
U.S. Virgin Islands	0.3%
Washington DC	0.3%
Michigan	0.1%
Mississippi	0.1%
Nebraska	0.1%
U.S. Treasury Securities	(0.9%)
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.